Fair Value of Financial Assets and Liabilities - Summary of Aggregate Deferred Day One Profit (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Disclosure of detailed information about financial instruments [abstract]
Balance at beginning of period	¥ 22,276	¥ 27,100
Increase due to new trades	1,861	7,061
Reduction due to redemption, sales or passage of time	(10,649)	(16,017)
Balance at end of period	¥ 13,488	¥ 18,144